Quarterly Holdings Report
for

Fidelity® Mortgage Backed Securities Central Fund

November 30, 2020

MBSCEN-QTLY-0121
1.841407.114

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.5%
	Principal Amount	Value
U.S. Treasury Obligations - 1.4%
U.S. Treasury Notes 0.125% 7/31/22	34,100,000	34,089,344
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 0.4766% 12/7/20 (NCUA Guaranteed) (a)(b)	1,622,753	1,622,806
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $35,723,869)		35,712,150

U.S. Government Agency - Mortgage Securities - 114.3%
Fannie Mae - 41.8%
12 month U.S. LIBOR + 1.360% 1.981% 10/1/35 (a)(b)	34,445	35,745
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (a)(b)	11,757	12,258
12 month U.S. LIBOR + 1.460% 2.991% 1/1/35 (a)(b)	131,688	136,833
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (a)(b)	8,371	8,721
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (a)(b)	28,449	29,814
12 month U.S. LIBOR + 1.550% 2.579% 5/1/44 (a)(b)	17,551	18,244
12 month U.S. LIBOR + 1.550% 3.556% 2/1/44 (a)(b)	10,662	11,087
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (a)(b)	62,632	65,552
12 month U.S. LIBOR + 1.570% 2.445% 5/1/44 (a)(b)	6,812	7,083
12 month U.S. LIBOR + 1.570% 3.25% 2/1/44 (a)(b)	16,115	16,763
12 month U.S. LIBOR + 1.580% 3.58% 4/1/44 (a)(b)	8,819	9,189
12 month U.S. LIBOR + 1.580% 3.592% 1/1/44 (a)(b)	15,858	16,479
12 month U.S. LIBOR + 1.590% 3.59% 4/1/44 (a)(b)	53,717	56,012
12 month U.S. LIBOR + 1.620% 2.698% 5/1/36 (a)(b)	28,147	29,573
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (a)(b)	11,128	11,641
12 month U.S. LIBOR + 1.630% 2.828% 3/1/33 (a)(b)	89,696	93,238
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (a)(b)	131,657	139,192
12 month U.S. LIBOR + 1.660% 2.346% 5/1/35 (a)(b)	27,340	28,560
12 month U.S. LIBOR + 1.670% 2.967% 7/1/43 (a)(b)	269,640	280,644
12 month U.S. LIBOR + 1.680% 3.055% 11/1/36 (a)(b)	47,602	49,877
12 month U.S. LIBOR + 1.700% 3.005% 6/1/42 (a)(b)	127,207	132,838
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (a)(b)	32,171	33,828
12 month U.S. LIBOR + 1.740% 3.488% 3/1/40 (a)(b)	110,259	115,433
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (a)(b)	23,567	24,528
12 month U.S. LIBOR + 1.750% 3.382% 7/1/35 (a)(b)	63,924	66,929
12 month U.S. LIBOR + 1.760% 3.784% 2/1/37 (a)(b)	324,155	339,940
12 month U.S. LIBOR + 1.800% 2.698% 12/1/40 (a)(b)	700,623	733,256
12 month U.S. LIBOR + 1.800% 2.706% 7/1/41 (a)(b)	116,800	121,487
12 month U.S. LIBOR + 1.800% 3.818% 1/1/42 (a)(b)	329,196	343,176
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (a)(b)	61,010	63,633
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (a)(b)	107,583	112,787
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (a)(b)	17,620	18,445
12 month U.S. LIBOR + 1.810% 3.826% 2/1/42 (a)(b)	422,732	442,368
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (a)(b)	66,615	70,033
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (a)(b)	52,717	54,790
12 month U.S. LIBOR + 1.890% 3.27% 8/1/35 (a)(b)	120,208	126,487
12 month U.S. LIBOR + 1.890% 3.89% 4/1/36 (a)(b)	238,656	251,611
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (a)(b)	25,798	27,254
6 month U.S. LIBOR + 1.470% 2.005% 10/1/33 (a)(b)	1,029	1,064
6 month U.S. LIBOR + 1.500% 2.417% 1/1/35 (a)(b)	28,087	29,099
6 month U.S. LIBOR + 1.510% 2.06% 2/1/33 (a)(b)	3,076	3,179
6 month U.S. LIBOR + 1.530% 2.41% 12/1/34 (a)(b)	9,491	9,848
6 month U.S. LIBOR + 1.530% 2.41% 3/1/35 (a)(b)	11,599	12,041
6 month U.S. LIBOR + 1.550% 1.874% 10/1/33 (a)(b)	4,319	4,474
6 month U.S. LIBOR + 1.550% 1.9% 9/1/33 (a)(b)	240,400	249,029
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (a)(b)	7,032	7,306
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (a)(b)	769	802
6 month U.S. LIBOR + 1.960% 2.725% 9/1/35 (a)(b)	5,940	6,235
U.S. TREASURY 1 YEAR INDEX + 2.190% 2.831% 7/1/36 (a)(b)	20,714	21,507
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (a)(b)	7,222	7,586
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.631% 6/1/36 (a)(b)	23,982	24,908
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (a)(b)	18,242	18,932
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.297% 7/1/34 (a)(b)	38,578	40,334
2.5% 12/1/26 to 9/1/50	141,197,361	148,791,559
3% 7/1/27 to 7/1/50 (c)(d)(e)	442,760,177	469,365,175
3.25% 12/1/41	14,369	15,608
3.4% 7/1/42 to 9/1/42	182,181	197,646
3.5% 7/1/32 to 5/1/50	209,467,685	225,790,853
3.525% 5/1/42	8,196	9,085
3.65% 5/1/42 to 8/1/42	98,202	108,473
3.9% 4/1/42	15,786	17,642
4% 5/1/29 to 4/1/49	103,047,763	112,224,006
4.025% 5/1/42	19,142	21,589
4.25% 11/1/41	49,667	55,946
4.5% to 4.5% 4/1/21 to 2/1/49	34,690,271	38,359,078
5% 5/1/21 to 2/1/49	10,246,565	11,668,599
5.243% 8/1/41 (a)	493,427	558,371
5.5% 9/1/21 to 8/1/25	118,505	123,011
6% to 6% 2/1/21 to 1/1/42	5,335,966	6,293,880
6.5% 7/1/21 to 4/1/37	4,054,624	4,721,046
6.572% 2/1/39 (a)	412,166	454,765
7% to 7% 9/1/21 to 7/1/37	252,018	289,954
7.5% to 7.5% 12/1/22 to 2/1/32	135,290	153,924
8% 8/1/29 to 3/1/37	4,833	5,860
8.5% 8/1/23	7	7
		1,023,797,749
Freddie Mac - 15.6%
12 month U.S. LIBOR + 1.320% 3.212% 1/1/36 (a)(b)	63,256	65,489
12 month U.S. LIBOR + 1.370% 2.835% 3/1/36 (a)(b)	35,764	37,154
12 month U.S. LIBOR + 1.500% 3.076% 3/1/36 (a)(b)	27,024	28,207
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (a)(b)	14,793	15,424
12 month U.S. LIBOR + 1.600% 2.6% 7/1/35 (a)(b)	60,446	62,996
12 month U.S. LIBOR + 1.660% 3.665% 7/1/36 (a)(b)	116,956	122,528
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (a)(b)	962,587	1,001,093
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (a)(b)	74,712	77,671
12 month U.S. LIBOR + 1.750% 3.088% 12/1/40 (a)(b)	303,667	316,460
12 month U.S. LIBOR + 1.790% 3.793% 4/1/37 (a)(b)	19,066	20,011
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (a)(b)	12,511	13,240
12 month U.S. LIBOR + 1.870% 2.796% 10/1/42 (a)(b)	385,837	403,600
12 month U.S. LIBOR + 1.880% 2.38% 10/1/41 (a)(b)	550,638	575,386
12 month U.S. LIBOR + 1.880% 2.463% 9/1/41 (a)(b)	90,012	92,915
12 month U.S. LIBOR + 1.880% 3.722% 4/1/41 (a)(b)	40,756	42,815
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (a)(b)	46,513	48,477
12 month U.S. LIBOR + 1.910% 2.925% 6/1/41 (a)(b)	168,680	177,044
12 month U.S. LIBOR + 1.910% 3.069% 5/1/41 (a)(b)	128,566	134,981
12 month U.S. LIBOR + 1.910% 3.321% 5/1/41 (a)(b)	157,126	165,035
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (a)(b)	7,011	7,340
12 month U.S. LIBOR + 2.020% 3.869% 4/1/38 (a)(b)	19,294	20,282
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (a)(b)	129,270	135,404
12 month U.S. LIBOR + 2.040% 3.236% 3/1/33 (a)(b)	893	931
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (a)(b)	24,029	25,094
6 month U.S. LIBOR + 1.120% 2% 8/1/37 (a)(b)	13,374	13,671
6 month U.S. LIBOR + 1.580% 2.705% 12/1/35 (a)(b)	1,511	1,571
6 month U.S. LIBOR + 1.660% 2.157% 7/1/35 (a)(b)	91,792	95,428
6 month U.S. LIBOR + 1.660% 2.415% 1/1/37 (a)(b)	28,253	29,451
6 month U.S. LIBOR + 1.720% 2.274% 8/1/37 (a)(b)	127,571	133,129
6 month U.S. LIBOR + 1.830% 2.58% 5/1/37 (a)(b)	33,691	35,298
6 month U.S. LIBOR + 1.840% 2.596% 10/1/36 (a)(b)	351,507	367,643
6 month U.S. LIBOR + 1.840% 2.72% 2/1/37 (a)(b)	16,470	17,292
6 month U.S. LIBOR + 1.860% 2.642% 10/1/35 (a)(b)	185,149	193,631
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (a)(b)	32,670	34,111
6 month U.S. LIBOR + 2.010% 2.26% 5/1/37 (a)(b)	49,577	51,784
6 month U.S. LIBOR + 2.020% 3.012% 6/1/37 (a)(b)	54,878	57,340
6 month U.S. LIBOR + 2.690% 2.993% 10/1/35 (a)(b)	29,845	31,165
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.106% 6/1/33 (a)(b)	236,344	247,291
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.73% 4/1/34 (a)(b)	66,435	69,912
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.043% 6/1/33 (a)(b)	60,288	62,955
U.S. TREASURY 1 YEAR INDEX + 2.310% 3.91% 2/1/36 (a)(b)	1,642	1,715
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.174% 3/1/35 (a)(b)	121,486	126,611
U.S. TREASURY 1 YEAR INDEX + 2.540% 2.973% 7/1/35 (a)(b)	136,504	142,324
2.5% 11/1/27 to 7/1/50	40,977,199	43,037,702
3% 6/1/31 to 6/1/50	87,303,839	92,972,636
3.5% 3/1/32 to 1/1/50	103,069,008	111,597,549
3.5% 8/1/47	6,066,550	6,520,510
4% 6/1/33 to 2/1/50	81,513,868	89,060,568
4% 4/1/48	40,077	42,953
4.5% 6/1/25 to 10/1/48	21,985,628	24,448,659
5% 2/1/21 to 7/1/41	5,293,174	6,092,603
5.5% 6/1/22	12,719	13,008
6% 12/1/21 to 12/1/37	840,783	940,163
6.5% 7/1/21 to 9/1/39	857,392	1,000,006
7% 6/1/21 to 9/1/36	218,394	254,299
7.5% 6/1/26 to 6/1/32	7,621	8,870
8% 7/1/24 to 4/1/32	6,334	7,284
8.5% 12/1/22 to 9/1/29	6,357	7,152
		381,305,861
Ginnie Mae - 29.8%
3.5% 9/20/40 to 4/20/50	97,067,832	105,363,927
4% 2/15/39 to 6/20/49	113,331,886	123,048,035
4.5% 6/20/33 to 11/20/47	32,130,735	35,606,794
5% 12/15/32 to 4/20/48	9,577,273	10,798,937
5.5% 6/15/33 to 9/15/39	490,356	575,168
6% to 6% 10/15/30 to 5/15/40	3,970,459	4,633,587
7% to 7% 10/15/22 to 3/15/33	358,645	412,195
7.5% to 7.5% 2/15/22 to 9/15/31	135,183	150,606
8% 11/15/21 to 11/15/29	45,480	49,061
8.5% 10/15/21 to 1/15/31	5,128	5,926
9% 1/15/23	55	58
9.5% 3/15/23	1	1
10.5% 8/15/21	2	2
2.5% 12/1/50 (f)	16,300,000	17,168,806
2.5% 12/1/50 (f)	13,100,000	13,798,243
2.5% 12/1/50 (f)	24,300,000	25,595,214
2.5% 12/1/50 (f)	19,950,000	21,013,355
2.5% 12/1/50 (f)	22,800,000	24,015,263
2.5% 12/1/50 (f)	17,250,000	18,169,442
2.5% 12/1/50 (f)	5,100,000	5,371,835
2.5% 12/1/50 (f)	4,400,000	4,634,524
2.5% 12/1/50 (f)	14,850,000	15,641,520
2.5% 1/1/51 (f)	22,850,000	24,015,265
2.5% 1/1/51 (f)	27,950,000	29,375,347
2.5% 1/1/51 (f)	26,750,000	28,114,151
3% 5/15/42 to 9/20/50	92,103,030	97,077,923
3% 12/1/50 (f)	20,800,000	21,708,259
3% 1/1/51 (f)	9,700,000	10,127,352
3% 1/1/51 (f)	5,350,000	5,585,704
3.5% 12/1/50 (f)	4,875,000	5,148,912
3.5% 12/1/50 (f)	750,000	792,140
3.5% 12/1/50 (f)	400,000	422,475
3.5% 12/1/50 (f)	1,900,000	2,006,755
3.5% 12/1/50 (f)	2,500,000	2,640,468
3.5% 12/1/50 (f)	1,450,000	1,531,471
3.5% 12/1/50 (f)	11,400,000	12,040,533
3.5% 1/1/51 (f)	11,700,000	12,352,819
3.5% 1/1/51 (f)	13,450,000	14,200,463
3.5% 1/1/51 (f)	22,300,000	23,544,262
3.5% 1/1/51 (f)	4,875,000	5,147,008
3.5% 1/1/51 (f)	3,400,000	3,589,708
3.5% 1/1/51 (f)	3,750,000	3,959,237
4.7% 2/20/62 (a)(g)	60,342	61,060
5.196% 1/20/62 (a)(g)	52,171	52,241
5.47% 8/20/59 (a)(g)	9,604	9,856
6.5% 3/20/31 to 6/15/37	111,411	130,876
		729,686,784
Uniform Mortgage Backed Securities - 27.1%
1.5% 12/1/35 (f)	3,350,000	3,434,998
1.5% 12/1/35 (f)	3,650,000	3,742,610
1.5% 12/1/35 (f)	1,950,000	1,999,477
1.5% 12/1/35 (f)	1,650,000	1,691,865
1.5% 12/1/35 (f)	18,500,000	18,969,393
1.5% 12/1/35 (f)	12,950,000	13,278,575
1.5% 12/1/35 (f)	18,500,000	18,969,393
1.5% 12/1/35 (f)	12,950,000	13,278,575
1.5% 1/1/36 (f)	3,650,000	3,738,618
1.5% 1/1/36 (f)	23,350,000	23,916,910
1.5% 1/1/36 (f)	8,100,000	8,296,658
2% 12/1/35 (f)	11,000,000	11,451,303
2% 12/1/35 (f)	10,800,000	11,243,097
2% 12/1/35 (f)	11,500,000	11,971,816
2% 12/1/35 (f)	10,200,000	10,618,481
2% 1/1/36 (f)	11,600,000	12,060,965
2% 1/1/36 (f)	21,700,000	22,562,323
2% 12/1/50 (f)	12,100,000	12,569,161
2% 12/1/50 (f)	12,100,000	12,569,161
2% 12/1/50 (f)	24,400,000	25,346,076
2% 12/1/50 (f)	19,350,000	20,100,269
2% 12/1/50 (f)	14,900,000	15,477,727
2% 12/1/50 (f)	24,400,000	25,346,076
2% 12/1/50 (f)	4,450,000	4,622,543
2.5% 12/1/35 (f)	7,400,000	7,692,526
2.5% 12/1/50 (f)	6,150,000	6,443,564
2.5% 12/1/50 (f)	5,800,000	6,076,857
2.5% 12/1/50 (f)	5,800,000	6,076,857
2.5% 12/1/50 (f)	6,150,000	6,443,564
3% 12/1/50 (f)	7,850,000	8,200,804
3% 12/1/50 (f)	10,150,000	10,603,587
3% 12/1/50 (f)	22,800,000	23,818,896
3% 12/1/50 (f)	29,100,000	30,400,432
3% 12/1/50 (f)	10,850,000	11,334,869
3% 12/1/50 (f)	29,300,000	30,609,370
3% 12/1/50 (f)	29,300,000	30,609,370
3% 1/1/51 (f)	10,050,000	10,505,400
3% 1/1/51 (f)	9,800,000	10,244,071
3% 1/1/51 (f)	20,300,000	21,219,862
3.5% 12/1/50 (f)	900,000	949,289
3.5% 12/1/50 (f)	750,000	791,074
3.5% 12/1/50 (f)	650,000	685,598
3.5% 12/1/50 (f)	3,000,000	3,164,298
3.5% 12/1/50 (f)	38,625,000	40,740,333
3.5% 12/1/50 (f)	19,950,000	21,042,580
3.5% 12/1/50 (f)	4,400,000	4,640,970
3.5% 12/1/50 (f)	20,300,000	21,411,748
3.5% 12/1/50 (f)	5,800,000	6,117,642
4% 12/1/50 (f)	200,000	213,398
4% 12/1/50 (f)	2,150,000	2,294,033
4% 12/1/50 (f)	4,000,000	4,267,968
4% 12/1/50 (f)	3,550,000	3,787,822
4% 12/1/50 (f)	4,050,000	4,321,318
4% 12/1/50 (f)	3,050,000	3,254,326
4% 12/1/50 (f)	5,700,000	6,081,854
4% 12/1/50 (f)	200,000	213,398
4% 12/1/50 (f)	3,550,000	3,787,822
4% 12/1/50 (f)	6,150,000	6,562,001
		661,863,571
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,746,369,767)		2,796,653,965

Asset-Backed Securities - 0.2%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 0.3368% 6/28/23 (a)(b)(h)	$5,482,289	$5,448,875
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.15% 5/25/29 (a)(b)	545,148	545,688
TOTAL ASSET-BACKED SECURITIES
(Cost $5,995,880)		5,994,563

Collateralized Mortgage Obligations - 17.7%
U.S. Government Agency - 17.7%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 0.33% 4/25/24 (a)(b)	122,213	121,465
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 1.1301% 8/25/31 (a)(b)	40,310	41,162
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9501% 2/25/32 (a)(b)	4,708	4,786
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1435% 3/18/32 (a)(b)	8,437	8,624
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1501% 4/25/32 (a)(b)	17,885	18,314
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1501% 10/25/32 (a)(b)	12,418	12,705
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9001% 1/25/32 (a)(b)	4,664	4,733
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 0.6001% 11/25/32 (a)(b)	386,756	388,594
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 1.1501% 11/25/32 (a)(b)	17,516	17,936
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9499% 12/25/33 (a)(i)(j)	160,046	44,338
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5299% 11/25/36 (a)(i)(j)	117,017	25,989
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 1.0801% 6/25/36 (a)(b)	3,514,392	3,585,164
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	1,663	1,745
Series 1993-207 Class H, 6.5% 11/25/23	39,060	41,710
Series 1996-28 Class PK, 6.5% 7/25/25	13,872	14,869
Series 1999-17 Class PG, 6% 4/25/29	63,646	70,841
Series 1999-32 Class PL, 6% 7/25/29	64,078	71,530
Series 1999-33 Class PK, 6% 7/25/29	47,642	53,258
Series 2001-52 Class YZ, 6.5% 10/25/31	7,317	8,620
Series 2003-28 Class KG, 5.5% 4/25/23	58,257	60,872
Series 2003-70 Class BJ, 5% 7/25/33	292,528	331,221
Series 2005-102 Class CO 11/25/35 (k)	36,447	34,310
Series 2005-64 Class PX, 5.5% 6/25/35	580,543	621,166
Series 2005-68 Class CZ, 5.5% 8/25/35	3,774,593	4,363,333
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1597% 8/25/35 (a)(j)	8,663	11,934
Series 2005-81 Class PC, 5.5% 9/25/35	102,260	116,315
Series 2006-12 Class BO 10/25/35 (k)	145,767	136,830
Series 2006-15 Class OP 3/25/36 (k)	165,094	155,400
Series 2006-37 Class OW 5/25/36 (k)	17,818	16,653
Series 2006-45 Class OP 6/25/36 (k)	51,501	48,320
Series 2006-62 Class KP 4/25/36 (k)	85,806	80,954
Series 2010-118 Class PB, 4.5% 10/25/40	2,983,379	3,358,370
Series 2012-149:
Class DA, 1.75% 1/25/43	1,007,571	1,039,501
Class GA, 1.75% 6/25/42	1,083,821	1,116,301
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	13,529	15,507
Series 1999-25 Class Z, 6% 6/25/29	50,844	57,888
Series 2001-20 Class Z, 6% 5/25/31	66,941	75,174
Series 2001-31 Class ZC, 6.5% 7/25/31	35,624	41,149
Series 2002-16 Class ZD, 6.5% 4/25/32	22,259	26,297
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3999% 11/25/32 (a)(i)(j)	80,594	11,945
Series 2003-117 Class MD, 5% 12/25/23	351,079	369,025
Series 2004-52 Class KZ, 5.5% 7/25/34	1,388,217	1,603,221
Series 2004-91 Class Z, 5% 12/25/34	3,055,224	3,465,160
Series 2005-117 Class JN, 4.5% 1/25/36	347,755	383,940
Series 2005-14 Class ZB, 5% 3/25/35	973,778	1,104,748
Series 2006-72 Class CY, 6% 8/25/26	614,452	668,491
Series 2009-59 Class HB, 5% 8/25/39	1,567,461	1,794,852
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	152,681	9,552
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.4899% 12/25/36 (a)(i)(j)	82,682	22,569
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2899% 5/25/37 (a)(i)(j)	45,327	10,322
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3752% 9/25/23 (a)(j)	1,826	2,146
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9499% 3/25/33 (a)(i)(j)	10,545	2,556
Series 2005-72 Class ZC, 5.5% 8/25/35	632,878	718,207
Series 2005-79 Class ZC, 5.9% 9/25/35	349,295	400,641
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.7192% 6/25/37 (a)(j)	37,841	80,996
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.6992% 7/25/37 (a)(j)	57,329	122,782
Class SB, 39.600% - 1 month U.S. LIBOR 38.6992% 7/25/37 (a)(j)	22,683	43,056
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1999% 3/25/38 (a)(i)(j)	291,919	62,535
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.2099% 6/25/21 (a)(i)(j)	3	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8999% 12/25/40 (a)(i)(j)	278,182	57,423
Class ZA, 4.5% 12/25/40	183,424	202,700
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	1,395,826	85,336
Series 2010-150 Class ZC, 4.75% 1/25/41	1,253,749	1,411,439
Series 2010-17 Class DI, 4.5% 6/25/21 (i)	1	0
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 1.0701% 3/25/36 (a)(b)	2,378,117	2,442,538
Series 2010-95 Class ZC, 5% 9/25/40	2,654,334	3,004,721
Series 2011-39 Class ZA, 6% 11/25/32	197,621	230,165
Series 2011-4 Class PZ, 5% 2/25/41	458,378	534,309
Series 2011-67 Class AI, 4% 7/25/26 (i)	420,637	23,155
Series 2011-83 Class DI, 6% 9/25/26 (i)	28,403	965
Series 2012-100 Class WI, 3% 9/25/27 (i)	809,898	53,724
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5008% 12/25/30 (a)(i)(j)	241,240	15,588
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3999% 6/25/41 (a)(i)(j)	307,700	25,497
Series 2013-133 Class IB, 3% 4/25/32 (i)	506,231	17,271
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8999% 1/25/44 (a)(i)(j)	266,494	43,792
Series 2013-51 Class GI, 3% 10/25/32 (i)	233,715	16,975
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5699% 6/25/35 (a)(i)(j)	220,692	45,550
Series 2015-42 Class IL, 6% 6/25/45 (i)	1,260,267	245,102
Series 2015-70 Class JC, 3% 10/25/45	1,380,031	1,465,498
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	654,320	131,661
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.0499% 10/25/47 (a)(i)(j)	7,397,809	1,361,940
Series 2018-45 Class GI, 4% 6/25/48 (i)	13,289,276	1,353,313
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	43,022	7,916
Series 343 Class 16, 5.5% 5/25/34 (i)	37,980	6,303
Series 348 Class 14, 6.5% 8/25/34 (a)(i)	26,798	6,090
Series 351:
Class 12, 5.5% 4/25/34 (a)(i)	19,597	3,620
Class 13, 6% 3/25/34 (i)	23,683	4,420
Series 359 Class 19, 6% 7/25/35 (a)(i)	16,401	3,364
Series 384 Class 6, 5% 7/25/37 (i)	180,438	31,196
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9409% 1/15/32 (a)(b)	4,003	4,069
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0409% 3/15/32 (a)(b)	5,160	5,263
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1409% 3/15/32 (a)(b)	5,594	5,723
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0409% 6/15/31 (a)(b)	9,626	9,808
Class FG, 1 month U.S. LIBOR + 0.900% 1.0409% 3/15/32 (a)(b)	3,036	3,097
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 0.5409% 11/15/32 (a)(b)	83,726	84,219
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 1.0409% 2/15/33 (a)(b)	1,030,061	1,051,171
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 0.5409% 3/15/34 (a)(b)	1,372,797	1,383,194
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3909% 5/15/37 (a)(b)	217,698	218,314
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	72,493	81,058
Series 2101 Class PD, 6% 11/15/28	36,005	40,150
Series 2121 Class MG, 6% 2/15/29	28,551	31,903
Series 2131 Class BG, 6% 3/15/29	209,785	235,201
Series 2137 Class PG, 6% 3/15/29	31,209	35,030
Series 2154 Class PT, 6% 5/15/29	56,116	62,986
Series 2162 Class PH, 6% 6/15/29	11,035	12,293
Series 2520 Class BE, 6% 11/15/32	77,021	88,921
Series 2693 Class MD, 5.5% 10/15/33	196,593	227,045
Series 2802 Class OB, 6% 5/15/34	229,874	258,903
Series 2996 Class MK, 5.5% 6/15/35	64,555	72,874
Series 3002 Class NE, 5% 7/15/35	212,974	238,801
Series 3110 Class OP 9/15/35 (k)	86,896	84,704
Series 3119 Class PO 2/15/36 (k)	193,141	181,691
Series 3121 Class KO 3/15/36 (k)	37,071	35,324
Series 3123 Class LO 3/15/36 (k)	110,129	103,667
Series 3145 Class GO 4/15/36 (k)	108,758	102,872
Series 3189 Class PD, 6% 7/15/36	176,602	210,145
Series 3225 Class EO 10/15/36 (k)	57,164	53,665
Series 3258 Class PM, 5.5% 12/15/36	84,851	97,880
Series 3415 Class PC, 5% 12/15/37	557,566	627,814
Series 3786 Class HI, 4% 3/15/38 (i)	87,767	1,868
Series 3806 Class UP, 4.5% 2/15/41	528,773	585,014
Series 3832 Class PE, 5% 3/15/41	902,816	1,012,992
Series 3857 Class ZP, 5% 5/15/41	2,727,715	3,353,357
Series 4135 Class AB, 1.75% 6/15/42	815,198	839,714
Series 4765 Class PE, 3% 12/15/41	708,362	718,896
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	158,499	174,348
Series 2004-2862 Class NE, 5% 9/15/24	760,750	796,059
Series 2135 Class JE, 6% 3/15/29	14,260	16,028
Series 2145 Class MZ, 6.5% 4/15/29	205,558	237,744
Series 2274 Class ZM, 6.5% 1/15/31	19,946	22,926
Series 2281 Class ZB, 6% 3/15/30	38,413	42,679
Series 2303 Class ZV, 6% 4/15/31	112,538	126,837
Series 2357 Class ZB, 6.5% 9/15/31	298,747	351,723
Series 2502 Class ZC, 6% 9/15/32	36,640	42,212
Series 2519 Class ZD, 5.5% 11/15/32	54,683	62,004
Series 2546 Class MJ, 5.5% 3/15/23	12,637	13,222
Series 2601 Class TB, 5.5% 4/15/23	6,749	7,066
Series 2877 Class ZD, 5% 10/15/34	3,895,612	4,418,885
Series 2998 Class LY, 5.5% 7/15/25	83,544	89,874
Series 3007 Class EW, 5.5% 7/15/25	242,243	260,401
Series 3745 Class KV, 4.5% 12/15/26	4,771,830	4,920,906
Series 3871 Class KB, 5.5% 6/15/41	982,940	1,169,560
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4591% 2/15/36 (a)(i)(j)	54,779	11,465
Series 2013-4281 Class AI, 4% 12/15/28 (i)	456,080	22,498
Series 2017-4683 Class LM, 3% 5/15/47	1,683,415	1,788,480
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0591% 8/15/47 (a)(i)(j)	4,458,554	595,579
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.8843% 8/15/24 (a)(j)	283	333
Class SD, 86.400% - 1 month U.S. LIBOR 84.6185% 8/15/24 (a)(j)	364	478
Series 2933 Class ZM, 5.75% 2/15/35	730,942	865,393
Series 2935 Class ZK, 5.5% 2/15/35	662,766	759,852
Series 2947 Class XZ, 6% 3/15/35	305,660	356,311
Series 2996 Class ZD, 5.5% 6/15/35	544,673	643,621
Series 3237 Class C, 5.5% 11/15/36	772,862	894,883
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5191% 11/15/36 (a)(i)(j)	233,223	59,263
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6091% 3/15/37 (a)(i)(j)	361,877	96,935
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6191% 4/15/37 (a)(i)(j)	514,816	138,405
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4391% 6/15/37 (a)(i)(j)	176,294	41,105
Series 3843 Class PZ, 5% 4/15/41	2,737,187	3,283,036
Series 3949 Class MK, 4.5% 10/15/34	149,515	165,193
Series 4055 Class BI, 3.5% 5/15/31 (i)	483,184	18,189
Series 4149 Class IO, 3% 1/15/33 (i)	117,446	11,704
Series 4314 Class AI, 5% 3/15/34 (i)	154,965	10,733
Series 4427 Class LI, 3.5% 2/15/34 (i)	941,639	52,792
Series 4471 Class PA 4% 12/15/40	911,726	978,042
target amortization class Series 2156 Class TC, 6.25% 5/15/29	35,512	38,511
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0484% 2/15/24 (a)(b)	9,900	9,955
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	24,654	27,475
Series 2056 Class Z, 6% 5/15/28	57,922	64,733
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	1,045,171	1,056,190
Series 4341 Class ML, 3.5% 11/15/31	4,092,698	4,408,549
Series 4386 Class AZ, 4.5% 11/15/40	1,750,768	1,929,715
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	704,002	767,875
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5491% 6/16/37 (a)(i)(j)	101,949	24,749
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 0.6465% 7/20/37 (a)(b)	701,363	710,834
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 0.6265% 1/20/38 (a)(b)	182,796	185,026
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 1.0065% 8/20/38 (a)(b)	1,037,040	1,059,777
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 1.0465% 9/20/38 (a)(b)	819,801	838,841
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 0.7409% 11/16/39 (a)(b)	827,159	840,221
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 0.6709% 12/16/39 (a)(b)	576,476	584,796
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.7063% 3/20/60 (a)(b)(g)	1,349,442	1,353,517
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4761% 7/20/60 (a)(b)(g)	7,301,377	7,285,424
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.44% 9/20/60 (a)(b)(g)	8,686,142	8,661,705
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.44% 8/20/60 (a)(b)(g)	8,895,109	8,870,945
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.52% 12/20/60 (a)(b)(g)	3,615,938	3,612,990
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 12/20/60 (a)(b)(g)	4,841,423	4,850,920
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 2/20/61 (a)(b)(g)	8,222,565	8,233,972
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.63% 2/20/61 (a)(b)(g)	10,153,246	10,166,862
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.64% 4/20/61 (a)(b)(g)	4,030,359	4,038,710
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.64% 5/20/61 (a)(b)(g)	5,691,812	5,703,597
Class FC, 1 month U.S. LIBOR + 0.500% 0.64% 5/20/61 (a)(b)(g)	4,681,662	4,691,328
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.67% 6/20/61 (a)(b)(g)	5,453,900	5,468,143
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.69% 9/20/61 (a)(b)(g)	1,706,126	1,711,821
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 10/20/61 (a)(b)(g)	6,001,309	6,026,938
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.5465% 8/20/42 (a)(b)	841,721	847,377
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 11/20/61 (a)(b)(g)	5,759,553	5,796,786
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.84% 1/20/62 (a)(b)(g)	3,747,453	3,770,748
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 1/20/62 (a)(b)(g)	5,317,718	5,343,793
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.77% 3/20/62 (a)(b)(g)	3,441,625	3,456,546
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.79% 5/20/61 (a)(b)(g)	61,632	61,972
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.66% 10/20/62 (a)(b)(g)	57,153	57,286
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.67% 7/20/60 (a)(b)(g)	10,569	10,577
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.5% 3/20/63 (a)(b)(g)	77,201	77,113
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 0.74% 8/20/63 (a)(b)(g)	696,948	698,866
Class FD, 1 month U.S. LIBOR + 0.600% 0.74% 8/20/63 (a)(b)(g)	1,635,341	1,639,544
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.74% 1/20/64 (a)(b)(g)	640,984	643,289
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.74% 12/20/63 (a)(b)(g)	2,309,332	2,318,789
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.64% 6/20/64 (a)(b)(g)	1,570,014	1,573,206
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.44% 3/20/65 (a)(b)(g)	14,099	14,069
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.42% 5/20/63 (a)(b)(g)	173,206	172,835
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.34% 4/20/63 (a)(b)(g)	84,374	84,055
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.54% 12/20/62 (a)(b)(g)	39,236	39,226
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3965% 10/20/47 (a)(b)	6,520,752	6,520,562
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4965% 11/20/48 (a)(b)	3,773,839	3,790,274
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4465% 5/20/48 (a)(b)	7,254,869	7,264,674
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4465% 6/20/48 (a)(b)	8,743,295	8,757,988
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4465% 6/20/48 (a)(b)	2,230,542	2,236,335
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.5965% 9/20/49 (a)(b)	20,606,702	20,762,886
Series 2019-128 Class FG, 1 month U.S. LIBOR + 0.450% 0.5965% 10/20/49 (a)(b)	10,639,355	10,755,549
Series 2019-98 Class FC, 1 month U.S. LIBOR + 0.450% 0.5965% 8/20/49 (a)(b)	29,714,323	29,881,808
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.707% 12/20/40 (a)(j)	1,210,769	1,452,927
Series 2010-31 Class BP, 5% 3/20/40	5,151,530	5,871,268
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	702,492	47,123
Series 2011-68 Class EC, 3.5% 4/20/41	499,532	533,218
Series 2016-69 Class WA, 3% 2/20/46	992,134	1,027,430
Series 2017-134 Class BA, 2.5% 11/20/46	1,235,510	1,296,482
Series 2017-153 Class GA, 3% 9/20/47	2,774,013	2,930,053
Series 2017-182 Class KA, 3% 10/20/47	2,480,376	2,614,544
Series 2018-13 Class Q, 3% 4/20/47	3,486,259	3,651,833
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	302,836	343,389
Series 2010-160 Class DY, 4% 12/20/40	2,486,535	2,736,183
Series 2010-170 Class B, 4% 12/20/40	553,099	608,735
Series 2011-69 Class GX, 4.5% 5/16/40	9,280,458	9,752,815
Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	175,917	176,344
Series 2013-H26 Class HA, 3.5% 9/20/63 (g)	150,799	152,303
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	8,309,196	8,604,952
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	3,739,784	3,812,235
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 0.64% 9/20/62 (a)(b)(g)	126,306	126,309
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.79% 11/20/65 (a)(b)(g)	48,183	48,192
Series 2017-139 Class BA, 3% 9/20/47	4,933,206	5,266,610
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	9,075,953	9,680,520
Series 2004-22 Class M1, 5.5% 4/20/34	720,453	1,000,449
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3591% 5/16/34 (a)(i)(j)	57,933	12,173
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0591% 8/17/34 (a)(i)(j)	57,968	14,622
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.3547% 6/16/37 (a)(j)	9,125	17,494
Series 2010-116 Class QB, 4% 9/16/40	185,093	201,066
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8091% 2/16/40 (a)(i)(j)	406,947	75,657
Series 2010-169 Class Z, 4.5% 12/20/40	6,014,513	6,552,124
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4863% 5/20/60 (a)(b)(g)	504,670	503,576
Series 2010-H15 Class TP, 5.15% 8/20/60 (g)	20,211	20,632
Series 2010-H16 Class BA, 3.55% 7/20/60 (g)	662,860	702,793
Series 2010-H18 Class PL, 5.01% 9/20/60 (a)(g)	71,609	78,259
Series 2010-H28 Class KA, 3.75% 12/20/60 (g)	5,506	5,522
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9535% 7/20/41 (a)(i)(j)	229,732	43,417
Series 2012-64 Class KI, 3.5% 11/20/36 (i)	189,923	1,311
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5591% 6/16/42 (a)(i)(j)	214,082	49,639
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4713% 4/20/39 (a)(j)	426,134	449,197
Class ST, 8.800% - 1 month U.S. LIBOR 8.6047% 8/20/39 (a)(j)	1,408,900	1,457,123
Series 2013-149 Class MA, 2.5% 5/20/40	2,844,893	2,961,499
Series 2013-H01 Class FA, 1.65% 1/20/63 (g)	90,224	90,380
Series 2013-H04 Class BA, 1.65% 2/20/63 (g)	87,005	87,205
Series 2013-H07 Class JA, 1.75% 3/20/63 (g)	1,179,189	1,181,629
Series 2013-H08 Class MA, 3% 3/20/63 (g)	1,456,875	1,465,906
Series 2014-2 Class BA, 3% 1/20/44	4,400,290	4,731,063
Series 2014-21 Class HA, 3% 2/20/44	1,809,199	1,924,397
Series 2014-25 Class HC, 3% 2/20/44	2,864,395	3,102,323
Series 2014-5 Class A, 3% 1/20/44	2,621,791	2,804,457
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	229,920	231,667
Series 2015-H17 Class HA, 2.5% 5/20/65 (g)	402,330	402,426
Series 2015-H21 Class JA, 2.5% 6/20/65 (g)	61,518	61,507
Series 2015-H30 Class HA, 1.75% 9/20/62 (a)(g)	1,274,688	1,285,028
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.62% 5/20/66 (a)(b)(g)	16,152,222	16,045,803
Series 2017-186 Class HK, 3% 11/16/45	2,429,317	2,608,254
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.47% 8/20/66 (a)(b)(g)	17,620,594	17,448,927
Series 2090-118 Class XZ, 5% 12/20/39	15,847,835	18,186,468
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.0201% 5/20/65 (a)(g)	306,380	318,871
		432,315,184
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $430,787,709)		432,315,184

Commercial Mortgage Securities - 0.8%
Freddie Mac:
sequential payer:
Series 2020-K118 Class A2, 1.493% 9/25/30	3,000,000	3,092,964
Series 2020-K120 Class A2, 1.5% 10/25/30	8,600,000	8,868,380
Series 2020-K119 Class A2, 1.566% 9/25/30	8,200,000	8,523,568
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $20,395,987)		20,484,912
	Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund 0.09% (l)
(Cost $164,706,728)	164,673,946	164,706,881
TOTAL INVESTMENT IN SECURITIES - 141.2%
(Cost $3,403,979,940)		3,455,867,655
NET OTHER ASSETS (LIABILITIES) - (41.2)%		(1,008,139,533)
NET ASSETS - 100%		$2,447,728,122

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2.5% 12/1/50	$(22,850,000)	$(24,067,928)
2.5% 12/1/50	(27,950,000)	(29,439,763)
2.5% 12/1/50	(26,750,000)	(28,175,802)
2.5% 12/1/50	(5,100,000)	(5,371,835)
2.5% 12/1/50	(14,850,000)	(15,641,520)
2.5% 12/1/50	(4,400,000)	(4,634,524)
2.5% 12/1/50	(9,800,000)	(10,322,350)
3% 12/1/50	(9,700,000)	(10,123,563)
3% 12/1/50	(5,350,000)	(5,583,615)
3.5% 12/1/50	(4,875,000)	(5,148,912)
3.5% 12/1/50	(900,000)	(950,568)
3.5% 12/1/50	(3,000,000)	(3,168,561)
3.5% 12/1/50	(3,400,000)	(3,591,036)
3.5% 12/1/50	(3,750,000)	(3,960,702)

TOTAL GINNIE MAE		(150,180,679)

Uniform Mortgage Backed Securities
1.5% 12/1/35	(3,650,000)	(3,742,610)
1.5% 12/1/35	(23,350,000)	(23,942,450)
1.5% 12/1/35	(8,100,000)	(8,305,518)
1.5% 12/1/35	(18,500,000)	(18,969,393)
1.5% 12/1/35	(12,950,000)	(13,278,575)
2% 12/1/35	(11,600,000)	(12,075,919)
2% 12/1/35	(21,700,000)	(22,590,297)
2% 12/1/35	(10,200,000)	(10,618,481)
2% 1/1/36	(33,300,000)	(34,623,289)
2% 12/1/50	(5,200,000)	(5,401,623)
2% 12/1/50	(9,700,000)	(10,076,104)
2% 12/1/50	(53,050,000)	(55,106,939)
2% 12/1/50	(14,900,000)	(15,477,727)
2% 12/1/50	(24,400,000)	(25,346,076)
2% 12/1/50	(4,450,000)	(4,622,543)
2.5% 12/1/35	(7,400,000)	(7,692,526)
2.5% 12/1/50	(6,000,000)	(6,286,404)
2.5% 12/1/50	(12,200,000)	(12,782,355)
2.5% 12/1/50	(5,800,000)	(6,076,857)
2.5% 12/1/50	(6,150,000)	(6,443,564)
3% 12/1/50	(51,400,000)	(53,696,984)
3% 12/1/50	(14,450,000)	(15,095,747)
3% 12/1/50	(5,950,000)	(6,215,896)
3% 12/1/50	(10,050,000)	(10,499,118)
3% 12/1/50	(9,800,000)	(10,237,946)
3% 12/1/50	(20,300,000)	(21,207,175)
3.5% 12/1/50	(28,925,000)	(30,509,104)
3.5% 12/1/50	(30,050,000)	(31,695,715)
3.5% 12/1/50	(3,600,000)	(3,797,157)
3.5% 12/1/50	(550,000)	(580,121)
3.5% 12/1/50	(300,000)	(316,430)
3.5% 12/1/50	(1,100,000)	(1,160,242)
3.5% 12/1/50	(4,400,000)	(4,640,970)
3.5% 12/1/50	(20,300,000)	(21,411,748)
3.5% 12/1/50	(5,800,000)	(6,117,642)
3.5% 12/1/50	(12,500,000)	(13,184,574)
3.5% 1/1/51	(19,950,000)	(21,062,841)
4% 12/1/50	(750,000)	(800,244)
4% 12/1/50	(650,000)	(693,545)
4% 12/1/50	(15,600,000)	(16,645,075)
4% 12/1/50	(5,700,000)	(6,081,854)
4% 12/1/50	(200,000)	(213,398)
4% 12/1/50	(3,550,000)	(3,787,822)
4% 12/1/50	(6,150,000)	(6,562,001)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(589,672,599)

TOTAL TBA SALE COMMITMENTS
(Proceeds $738,381,564)		$(739,853,278)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.65% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	13,700,000	$(144,960)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	8,000,000	(102,040)

TOTAL PUT SWAPTIONS			(247,000)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.65% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	13,700,000	(510,791)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	8,000,000	(298,977)

TOTAL CALL SWAPTIONS			(809,768)

TOTAL WRITTEN SWAPTIONS			$(1,056,768)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	130	March 2021	$16,384,063	$10,784	$10,784
CBOT Long Term U.S. Treasury Bond Contracts (United States)	84	March 2021	14,692,125	63,358	63,358

TOTAL PURCHASED					74,142

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,419	March 2021	334,237,766	(647,407)	(647,407)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	436	March 2021	96,291,281	(58,700)	(58,700)

TOTAL SOLD					(706,107)

TOTAL FUTURES CONTRACTS					$(631,965)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

The notional amount of futures sold as a percentage of Net Assets is 17.6%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$111,370,000	$(44,858)	$0	$(44,858)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	51,584,000	(252,349)	0	(252,349)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2031	27,451,000	(402,817)	0	(402,817)
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	2,838,000	(154,506)	0	(154,506)

TOTAL INTEREST RATE SWAPS							$(854,530)	$0	$(854,530)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,819,389.

 (d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,027,673.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $162,921.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,448,875 or 0.2% of net assets.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,318
Total	$40,318

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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